General (Details Narrative) ₪ / shares in Units, $ / shares in Units, ₪ in Thousands, $ in Millions				12 Months Ended
	Sep. 15, 2023	Feb. 16, 2022 USD ($) $ / shares	May 14, 2020	Dec. 31, 2023 USD ($)	Dec. 31, 2023 ILS (₪) ₪ / shares shares	Dec. 31, 2022 ILS (₪) shares	Dec. 31, 2021 ILS (₪) shares	Jan. 31, 2023	Oct. 13, 2021 shares	May 18, 2021	Apr. 23, 2021 shares
IfrsStatementLineItems [Line Items]
Number of shares issued | shares						438,745	139,966
Issue of equity							₪ 136,506
Other receivables					₪ 141,116	₪ 97,375
Inventories					81,000
Loss of profits from property, plant and equipment					4,589
Cann pharmaceutical ltd [member]
IfrsStatementLineItems [Line Items]
Percentage of voting equity interests acquired		100.00%						100.00%
Issue of equity | $		$ 35
Price per share | $ / shares		$ 10
Biological assets [member]
IfrsStatementLineItems [Line Items]
Loss of profits from property, plant and equipment					5,000
Pharmacies [member]
IfrsStatementLineItems [Line Items]
Loss of profits from property, plant and equipment					₪ 2,000
Private placements [member]
IfrsStatementLineItems [Line Items]
Number of shares issued | shares					5,000,000.0
Ordinary shares [member]
IfrsStatementLineItems [Line Items]
Number of shares issued and fully paid | shares					45,572,690	45,572,689
Canndoc ltd [member]
IfrsStatementLineItems [Line Items]
Proportion of ownership interest in subsidiary				100.00%	100.00%
Cannolam ltd [member]
IfrsStatementLineItems [Line Items]
Proportion of ownership interest in subsidiary	100.00%		50.10%
Pharmazone ltd [member]
IfrsStatementLineItems [Line Items]
Percentage of voting equity interests acquired										100.00%
SPAC transaction [member]
IfrsStatementLineItems [Line Items]
Issue of equity				$ 50		₪ 162,000
Other receivables					₪ 8,400
SPAC transaction [member] | Private placements [member]
IfrsStatementLineItems [Line Items]
Other receivables					₪ 182,000
SPAC transaction [member] | Ordinary shares [member]
IfrsStatementLineItems [Line Items]
Number of shares issued | shares					15,650,280						15,650,280
Number of shares issued and fully paid | shares					5,243,616
Price per share | ₪ / shares					₪ 13.00
SPAC transaction [member] | Forfeiture ordinary shares [member]
IfrsStatementLineItems [Line Items]
Number of shares issued but not fully paid | shares									5,243,616